Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Related party disclosures
Short-term benefits	$ 28,469,165	$ 22,506,249
Post employment benefits	730,700	967,898
Other long-term benefits	(29,003)	657,375
Termination benefits	3,101,006	1,176,487
Share-based payments	10,832,584	2,654,510
Total	43,104,452	27,962,519
Parent Entity
Related party disclosures
Short-term benefits	27,108,174	21,513,543
Post employment benefits	607,503	873,350
Other long-term benefits	(29,003)	657,375
Termination benefits	2,421,267	1,176,487
Share-based payments	9,631,777	2,147,884
Total	$ 39,739,718	$ 26,368,639